U.S. SECURITIES AND EXCHANGE COMMISSION
"                             Washington, DC 20549"

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1. Name and address of issuer:
   The American Life Separate Account No. 2
   320 Park Avenue
"   New York, NY 10022"

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2. Name of each series or class of securities for which this form is filed (if the Form is being filed for all series and classes of securities of the
"   issuer, check the box but do not list series or classes):           [ ]"

"   Money Market,All America,Bond,Composite,Mid-Term Bond,Short-Term Bond,"
"   Equity Index,Aggressive Equity,Small Cap Growth,Small Cap Value,"
    Mid-Cap Index ,Scudder Bond,Scudder Capital Growth,"
"   Scudder International, ACI Growth, Calvert Responsibly Invested,"
"   Fidelity Equity Income, Fidelity Contra, Fidelity Asset Manager"
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3. Investment Company Act File Number:  811-7904

   Securities Act File Number:          33-66406

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4(a). Last day of fiscal year for which this notice is filed:

"   December 31, 2006"

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"4(b).[] Check box if this Form is being filed late (i.e., more than 90 " calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

"Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).[] Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during the
"         fiscal year pursuant to section 24(f):                     $  17,436"

   (ii)  Aggregate price of securities redeemed or
"         repurchased during the fical year:                         $  45,840"

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
"         earlier than October 11, 1995 that were not"
         previously used to reduce registration fees payable
         to the Commission:                                         $
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   (iv)  Total available redemption credits [add Items 5(ii)
"         and 5 (iii):                                               $  45,840"
   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                       $
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   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv) [subtraction 5(iv)
"         from Item 5(i)]:                                        $  (28,404)"
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   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                    X.000107

   (viii) Registration fee due [multiply Item 5(v) by Item
"         5(vii)] (enter ""0"" if no fee is due):               =  $ -0- "
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6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securiites Act of 1933 pursuant to
" Rule 24e-2 asin effect before [effective date of rescisison of rule 24e-2]," then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
"   issuer in future fiscal years, then state that number here:_______."

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7. Interest due - if this Form is being filed more than 90 days after the end
of the issuer's fiscal year (see Instruction D):                        -0-
                                                                    +$_______
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$   -0-.
                                                                      ________
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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:    3/28/07
      Method of Delivery:

                      [ ]  Wire Transfer

                      [ ]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* Signature on file with original
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"                          John R. McGeeney, General Counsel"
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Date 3/23/07
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 *Please print the name and title of the signing officer below the signature.